Share based compensation - Dividend equivalent rights - Summary of awards (Details) - Dividend equivalent rights - $ / shares		3 Months Ended
	Nov. 04, 2019	Mar. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
SARs Awarded (in shares)	1,146,517	0
Service Period	2 years
Granted during the period, Weighted average fair value at grant date	$ 0.49	$ 0.00
Dividend Yield (as a percent)	2.93%
Risk-free rate of Return (as a percent)	2.06%
Expected Volatility (as a percent)	30.22%
Valuation Method	Monte Carlo